Business Combinations - Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		9 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Sep. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Other intangible assets		$ 367,039		$ 6,748
Non-current liabilities
Goodwill		875,724		$ 351,610	$ 355,667
Sunrise Acquisition [Member]
Non-current assets
Property and equipment		521
Operating lease right-of-use assets		2,308
Non-current assets		2,829
Non-current liabilities
Obligations under operating leases		2,308
Net assets acquired		521
Goodwill		279
Purchase price		800
Florida Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition, share price	$ 3.09
Cash paid at closing	$ 3,000
Current assets
Accounts receivable		3,594
Prepaid expenses		83
Non-current assets
Property and equipment		483
Operating lease right-of-use assets		6,874
Other intangible assets		841
Non-current assets		11,875
Current liabilities
Accounts payable and accrued liabilities		333
Non-current liabilities
Finance leases		136
Obligations under operating leases		6,874
Non-current liabilities		7,343
Net assets acquired		4,532
Goodwill		33,035
Purchase price		37,567
Massachusetts Acquisition [Member]
Current assets
Cash		5
Accounts receivable		59
Non-current assets
Property and equipment		329
Operating lease right-of-use assets		1,413
Non-current assets		1,806
Current liabilities
Accounts payable and accrued liabilities		44
Non-current liabilities
Obligations under operating leases		1,413
Non-current liabilities		1,457
Net assets acquired		349
Goodwill		51
Purchase price (cash and shares)		$ 400
Alliance Acquisition [Member]
Business Acquisition [Line Items]
Shares of common stock issued		14,223,570
Business acquisition, share price		$ 2.17
Fair value of common stock issued		$ 30,865
Cash paid at closing		748,490
Working capital adjustment		6,548
Total purchase price		785,903
Current assets
Cash		26,125
Acquired net working capital		16,248
Non-current assets
Property and equipment		207,053
Other assets		8,171
Operating lease right-of-use assets		82,577
Assets		1,193,651
Current liabilities
Equipment debt		54,673
Obligations under finance leases		9,349
Non-current liabilities
Obligations under operating leases		86,960
Deferred tax liability		37,641
Other liabilties		6,915
Liabilities		195,538
Net assets acquired		998,113
Goodwill		490,749
Noncontrolling interests		(212,210)	$ (212,200)
Purchase price		785,903
Alliance Acquisition [Member] | Customer Contracts [Member]
Non-current assets
Intangible assets		213,973
Alliance Acquisition [Member] | Trade Names [member]
Non-current assets
Intangible assets		69,591
Alliance Acquisition [Member] | Certificates Of Need [Member]
Non-current assets
Intangibles		68,964
Alliance Acquisition [Member] | Third Party Management Agreements [Member]
Non-current assets
Intangible assets		$ 10,200